OTHER EXPENSES BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES BY FUNCTION
Schedule of other expenses by function

	01.01.2024		01.01.2023		01.01.2022
Description	12.31.2024		12.31.2023		12.31.2022
	ThCh$		ThCh$		ThCh$
Contingencies and non-operating fees	(19,376,723)		(11,145,708)		6,316,102	(1)
Tax on bank debits	(7,862,779)		(4,403,347)		(7,150,739)
Write-offs, disposals and loss on sale of property, plant and equipment	(5,805,588)		(8,072,422)	(2)	—
Others	(3,604,939)	(4)	(2,820,106)	(3)	(51,694)
Total	(36,650,029)		(26,441,583)		(886,331)
(1)

During 2022 the provision made by a claim of the Government of the State of Rio de Janeiro related to the Advertising Agreement was reversed. This is due to a review of the balances involved where the amounts claimed are reduced in favor of Rio de Janeiro Refrescos Ltda.

(2)	Expenses for the write-off of the container yard in Operation Paraguay and Operation Chile.
(3)	Mainly due to restructuring in Operations for the year 2023.
(4)	Includes the loss due to impairment provision on the Rights in Chile related to AdeS. See Note 2.8.